12027574

Silvio Conte (Joe)
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

JUN 18 2012

Washington, DC 20549

CERT NYS
File No. 001-35511

June 18, 2012

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, JUSTICE DELAWARE HOLDCO INC. (Name to be changed to Burger King Worldwide, Inc.), Common Stock, par value $0.01 per share, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 18, 2012. Tentative listing date – June 20, 2012.

Sincerely,

sconte@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5024
F +1 (212) 656-5893
www.nyx.com